Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule Of marketable securities

Marketable securities, which are classified as available-for-sale, consisted of the following as of December 31, 2024 and 2023 (in thousands):

		Gross	Gross	Fair Value as of
	Amortized Cost	Unrealized	Unrealized	December 31,
	Basis	Gains	Losses	2024
Short-term marketable securities:
U.S. treasuries	$118,697	$45	$(5)	$118,737
Total short-term marketable securities	$118,697	$45	$(5)	$118,737

		Gross	Gross	Fair Value as of
	Amortized Cost	Unrealized	Unrealized	December 31,
	Basis	Gains	Losses	2023
Short-term marketable securities:
U.S. treasuries	$2,954	$2	$—	$2,956
Total short-term marketable securities	$2,954	$2	$—	$2,956